Document and Entity Information	0 Months Ended
Sep. 13, 2013
Risk/Return:
Document Type	497
Document Period End Date	Sep 13, 2013
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Sep 13, 2013
Document Effective Date	Sep 13, 2013
Prospectus Date	May 31, 2013
FundX Upgrader Fund | Investor Class
Risk/Return:
Trading Symbol	FUNDX
FundX Conservative Upgrader Fund | Investor Class
Risk/Return:
Trading Symbol	RELAX
FundX Aggressive Upgrader Fund | Investor Class
Risk/Return:
Trading Symbol	HOTFX
FundX ETF Aggressive Upgrader Fund | Investor Class
Risk/Return:
Trading Symbol	UNBOX
FundX ETF Upgrader Fund | Investor Class
Risk/Return:
Trading Symbol	REMIX
FundX Tactical Upgrader Fund | FundX Tactical Upgrader Fund
Risk/Return:
Trading Symbol	TACTX
FundX Tactical Total Return Fund | FundX Tactical Total Return Fund
Risk/Return:
Trading Symbol	TOTLX

FundX Upgrader Fund
FundX Upgrader Fund
FundX Investment Group

Supplement dated September 13, 2013 to the

Prospectus dated May 31, 2013, and the Statement of Additional Information (“SAI”) dated May 31, 2013

Effective August 31, 2013, the Board of Trustees has approved a reduction in the expense limitation from 1.50% to 1.25% of average daily net assets for the following Funds:

FundX Upgrader Fund – FUNDX

FundX Conservative Upgrader Fund – RELAX

FundX Aggressive Upgrader Fund – HOTFX

FundX ETF Aggressive Upgrader Fund – UNBOX

FundX ETF Upgrader Fund – REMIX

FundX Tactical Upgrader Fund – TACTX

FundX Tactical Total Return Fund – TOTLX

Accordingly, the fees and expenses tables for each of the Funds listed above have been revised to include the new Expense Caps.

The following section replaces the information on page 1 of the Prospectus:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Upgrader Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		FundX Upgrader Fund Investor Class
Management Fee		1.00%
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.24%
Sub-Total Annual Fund Operating Expenses		1.24%
Acquired Fund (Underlying Fund) Fees and Expenses	[1]	0.46%
Total Annual Fund Operating Expenses		1.70%
[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Upgrader Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Upgrader Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Upgrader Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
FundX Upgrader Fund Investor Class	173	538	927	2,019

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000811030_SupplementTextBlock
FundX Investment Group

Supplement dated September 13, 2013 to the

Prospectus dated May 31, 2013, and the Statement of Additional Information (“SAI”) dated May 31, 2013

Effective August 31, 2013, the Board of Trustees has approved a reduction in the expense limitation from 1.50% to 1.25% of average daily net assets for the following Funds:

FundX Upgrader Fund – FUNDX

FundX Conservative Upgrader Fund – RELAX

FundX Aggressive Upgrader Fund – HOTFX

FundX ETF Aggressive Upgrader Fund – UNBOX

FundX ETF Upgrader Fund – REMIX

FundX Tactical Upgrader Fund – TACTX

FundX Tactical Total Return Fund – TOTLX

Accordingly, the fees and expenses tables for each of the Funds listed above have been revised to include the new Expense Caps.

The following section replaces the information on page 1 of the Prospectus:

Risk/Return [Heading]	rr_RiskReturnHeading	FundX Upgrader Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Upgrader Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Upgrader Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Upgrader Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Upgrader Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.24%
Sub-Total Annual Fund Operating Expenses	rr_OtherExpensesOverAssets	1.24%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	173
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	538
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	927
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,019

[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

FundX Conservative Upgrader Fund
FundX Conservative Upgrader Fund
FundX Investment Group

Supplement dated September 13, 2013 to the

Prospectus dated May 31, 2013, and the Statement of Additional Information (“SAI”) dated May 31, 2013

Effective August 31, 2013, the Board of Trustees has approved a reduction in the expense limitation from 1.50% to 1.25% of average daily net assets for the following Funds:

FundX Upgrader Fund – FUNDX

FundX Conservative Upgrader Fund – RELAX

FundX Aggressive Upgrader Fund – HOTFX

FundX ETF Aggressive Upgrader Fund – UNBOX

FundX ETF Upgrader Fund – REMIX

FundX Tactical Upgrader Fund – TACTX

FundX Tactical Total Return Fund – TOTLX

Accordingly, the fees and expenses tables for each of the Funds listed above have been revised to include the new Expense Caps.

The following section replaces the information on page 9 of the Prospectus:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Conservative Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		FundX Conservative Upgrader Fund Investor Class
Management Fee	[1]	1.00%
Distribution (Rule 12b-1) Fees	[1]	none
Other Expenses	[1]	0.36%
Sub-Total Annual Fund Operating Expenses	[1]	1.36%
Acquired Fund (Underlying Fund) Fees and Expenses	[1][2]	0.49%
Total Annual Fund Operating Expenses with AFFE	[1]	1.85%
Expense Reduction/Reimbursement	[1]	(0.11%)
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement	[1]	1.74%
[1]	FundX Investment Group (the "Advisor") has contractually agreed to reduce its fees and/or pay the Conservative Upgrader Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses After Expense Reduction/Reimbursement for shares of the Conservative Upgrader Fund to 1.25% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect indefinitely and at least until January 31, 2015. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.
[2]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Conservative Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Conservative Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Conservative Fund’s operating expenses remain the same (taking into account the Expense Cap in the first year only).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
FundX Conservative Upgrader Fund Investor Class	177	573	995	2,170

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000811030_SupplementTextBlock
FundX Investment Group

Supplement dated September 13, 2013 to the

Prospectus dated May 31, 2013, and the Statement of Additional Information (“SAI”) dated May 31, 2013

Effective August 31, 2013, the Board of Trustees has approved a reduction in the expense limitation from 1.50% to 1.25% of average daily net assets for the following Funds:

FundX Upgrader Fund – FUNDX

FundX Conservative Upgrader Fund – RELAX

FundX Aggressive Upgrader Fund – HOTFX

FundX ETF Aggressive Upgrader Fund – UNBOX

FundX ETF Upgrader Fund – REMIX

FundX Tactical Upgrader Fund – TACTX

FundX Tactical Total Return Fund – TOTLX

Accordingly, the fees and expenses tables for each of the Funds listed above have been revised to include the new Expense Caps.

The following section replaces the information on page 9 of the Prospectus:

Risk/Return [Heading]	rr_RiskReturnHeading	FundX Conservative Upgrader Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Conservative Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-01-31
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Conservative Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Conservative Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Conservative Fund’s operating expenses remain the same (taking into account the Expense Cap in the first year only).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_Component1OtherExpensesOverAssets	0.36%	[1]
Sub-Total Annual Fund Operating Expenses	rr_OtherExpensesOverAssets	1.36%	[1]
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%	[1]
Expense Reduction/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement	rr_NetExpensesOverAssets	1.74%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	177
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	573
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	995
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,170

[1]	FundX Investment Group (the "Advisor") has contractually agreed to reduce its fees and/or pay the Conservative Upgrader Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses After Expense Reduction/Reimbursement for shares of the Conservative Upgrader Fund to 1.25% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect indefinitely and at least until January 31, 2015. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.
[2]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

FundX Aggressive Upgrader Fund
FundX Aggressive Upgrader Fund
FundX Investment Group

Supplement dated September 13, 2013 to the

Prospectus dated May 31, 2013, and the Statement of Additional Information (“SAI”) dated May 31, 2013

Effective August 31, 2013, the Board of Trustees has approved a reduction in the expense limitation from 1.50% to 1.25% of average daily net assets for the following Funds:

FundX Upgrader Fund – FUNDX

FundX Conservative Upgrader Fund – RELAX

FundX Aggressive Upgrader Fund – HOTFX

FundX ETF Aggressive Upgrader Fund – UNBOX

FundX ETF Upgrader Fund – REMIX

FundX Tactical Upgrader Fund – TACTX

FundX Tactical Total Return Fund – TOTLX

Accordingly, the fees and expenses tables for each of the Funds listed above have been revised to include the new Expense Caps.

The following section replaces the information on page 13 of the Prospectus:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Aggressive Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		FundX Aggressive Upgrader Fund Investor Class
Management Fee	[1]	1.00%
Distribution (Rule 12b-1) Fees	[1]	none
Other Expenses	[1]	0.32%
Sub-Total Annual Fund Operating Expenses	[1]	1.32%
Acquired Fund (Underlying Fund) Fees and Expenses	[1][2]	0.52%
Total Annual Fund Operating Expenses	[1]	1.84%
Expense Reduction/Reimbursement	[1]	(0.07%)
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement	[1]	1.77%
[1]	FundX Investment Group (the "Advisor") has contractually agreed to reduce its fees and/or pay the Aggressive Upgrader Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses After Expense Reduction/Reimbursement for shares of the Aggressive Upgrader Fund to 1.25% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect indefinitely and at least until January 31, 2015. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.
[2]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Aggressive Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Aggressive Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Aggressive Fund’s operating expenses remain the same (taking into account the Expense Cap in the first year only).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
FundX Aggressive Upgrader Fund Investor Class	127	523	945	2,120

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000811030_SupplementTextBlock
FundX Investment Group

Supplement dated September 13, 2013 to the

Prospectus dated May 31, 2013, and the Statement of Additional Information (“SAI”) dated May 31, 2013

Effective August 31, 2013, the Board of Trustees has approved a reduction in the expense limitation from 1.50% to 1.25% of average daily net assets for the following Funds:

FundX Upgrader Fund – FUNDX

FundX Conservative Upgrader Fund – RELAX

FundX Aggressive Upgrader Fund – HOTFX

FundX ETF Aggressive Upgrader Fund – UNBOX

FundX ETF Upgrader Fund – REMIX

FundX Tactical Upgrader Fund – TACTX

FundX Tactical Total Return Fund – TOTLX

Accordingly, the fees and expenses tables for each of the Funds listed above have been revised to include the new Expense Caps.

The following section replaces the information on page 13 of the Prospectus:

Risk/Return [Heading]	rr_RiskReturnHeading	FundX Aggressive Upgrader Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Aggressive Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-01-31
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Aggressive Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Aggressive Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Aggressive Fund’s operating expenses remain the same (taking into account the Expense Cap in the first year only).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_Component1OtherExpensesOverAssets	0.32%	[1]
Sub-Total Annual Fund Operating Expenses	rr_OtherExpensesOverAssets	1.32%	[1]
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%	[1]
Expense Reduction/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement	rr_NetExpensesOverAssets	1.77%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	523
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	945
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,120

[1]	FundX Investment Group (the "Advisor") has contractually agreed to reduce its fees and/or pay the Aggressive Upgrader Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses After Expense Reduction/Reimbursement for shares of the Aggressive Upgrader Fund to 1.25% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect indefinitely and at least until January 31, 2015. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.
[2]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

FundX ETF Aggressive Upgrader Fund
FundX ETF Aggressive Upgrader Fund
FundX Investment Group

Supplement dated September 13, 2013 to the

Prospectus dated May 31, 2013, and the Statement of Additional Information (“SAI”) dated May 31, 2013

Effective August 31, 2013, the Board of Trustees has approved a reduction in the expense limitation from 1.50% to 1.25% of average daily net assets for the following Funds:

FundX Upgrader Fund – FUNDX

FundX Conservative Upgrader Fund – RELAX

FundX Aggressive Upgrader Fund – HOTFX

FundX ETF Aggressive Upgrader Fund – UNBOX

FundX ETF Upgrader Fund – REMIX

FundX Tactical Upgrader Fund – TACTX

FundX Tactical Total Return Fund – TOTLX

Accordingly, the fees and expenses tables for each of the Funds listed above have been revised to include the new Expense Caps.

The following section replaces the information on page 17 of the Prospectus:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the ETF Aggressive Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		FundX ETF Aggressive Upgrader Fund Investor Class
Management Fee	[1]	1.00%
Distribution (Rule 12b-1) Fees	[1]	none
Other Expenses	[1]	0.79%
Sub-Total Annual Fund Operating Expenses	[1]	1.79%
Acquired Fund (Underlying Fund) Fees and Expenses	[1][2]	0.28%
Total Annual Fund Operating Expenses	[1]	2.07%
Expense Reduction/Reimbursement	[1]	(0.54%)
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement	[1]	1.53%
[1]	FundX Investment Group (the "Advisor") has contractually agreed to reduce its fees and/or pay the ETF Aggressive Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses After Expense Reduction/Reimbursement for shares of the ETF Aggressive Fund to 1.25% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect indefinitely and at least until January 31, 2015. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.
[2]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the ETF Aggressive Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the ETF Aggressive Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the ETF Aggressive Fund’s operating expenses remain the same (taking into account the Expense Cap in the first year only).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
FundX ETF Aggressive Upgrader Fund Investor Class	156	597	1,064	2,357

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000811030_SupplementTextBlock
FundX Investment Group

Supplement dated September 13, 2013 to the

Prospectus dated May 31, 2013, and the Statement of Additional Information (“SAI”) dated May 31, 2013

Effective August 31, 2013, the Board of Trustees has approved a reduction in the expense limitation from 1.50% to 1.25% of average daily net assets for the following Funds:

FundX Upgrader Fund – FUNDX

FundX Conservative Upgrader Fund – RELAX

FundX Aggressive Upgrader Fund – HOTFX

FundX ETF Aggressive Upgrader Fund – UNBOX

FundX ETF Upgrader Fund – REMIX

FundX Tactical Upgrader Fund – TACTX

FundX Tactical Total Return Fund – TOTLX

Accordingly, the fees and expenses tables for each of the Funds listed above have been revised to include the new Expense Caps.

The following section replaces the information on page 17 of the Prospectus:

Risk/Return [Heading]	rr_RiskReturnHeading	FundX ETF Aggressive Upgrader Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the ETF Aggressive Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-01-31
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the ETF Aggressive Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the ETF Aggressive Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the ETF Aggressive Fund’s operating expenses remain the same (taking into account the Expense Cap in the first year only).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_Component1OtherExpensesOverAssets	0.79%	[1]
Sub-Total Annual Fund Operating Expenses	rr_OtherExpensesOverAssets	1.79%	[1]
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%	[1]
Expense Reduction/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[1]
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement	rr_NetExpensesOverAssets	1.53%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	156
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	597
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,064
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,357

[1]	FundX Investment Group (the "Advisor") has contractually agreed to reduce its fees and/or pay the ETF Aggressive Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses After Expense Reduction/Reimbursement for shares of the ETF Aggressive Fund to 1.25% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect indefinitely and at least until January 31, 2015. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.
[2]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

FundX ETF Upgrader Fund
FundX ETF Upgrader Fund
FundX Investment Group

Supplement dated September 13, 2013 to the

Prospectus dated May 31, 2013, and the Statement of Additional Information (“SAI”) dated May 31, 2013

Effective August 31, 2013, the Board of Trustees has approved a reduction in the expense limitation from 1.50% to 1.25% of average daily net assets for the following Funds:

FundX Upgrader Fund – FUNDX

FundX Conservative Upgrader Fund – RELAX

FundX Aggressive Upgrader Fund – HOTFX

FundX ETF Aggressive Upgrader Fund – UNBOX

FundX ETF Upgrader Fund – REMIX

FundX Tactical Upgrader Fund – TACTX

FundX Tactical Total Return Fund – TOTLX

Accordingly, the fees and expenses tables for each of the Funds listed above have been revised to include the new Expense Caps.

The following section replaces the information on page 21 of the Prospectus:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the ETF Upgrader Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		FundX ETF Upgrader Fund Investor Class
Management Fee	[1]	1.00%
Distribution (Rule 12b-1) Fees	[1]	none
Other Expenses	[1]	1.50%
Sub-Total Annual Fund Operating Expenses	[1]	2.50%
Acquired Fund (Underlying Fund) Fees and Expenses	[1][2]	0.25%
Total Annual Fund Operating Expenses	[1]	2.75%
Expense Reduction/Reimbursement	[1]	(1.25%)
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement	[1]	1.50%
[1]	FundX Investment Group (the "Advisor") has contractually agreed to reduce its fees and/or pay the ETF Upgrader Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses After Expense Reduction/Reimbursement for shares of the ETF Upgrader Fund to 1.25% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect indefinitely and at least until January 31, 2015. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.
[2]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the ETF Upgrader Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the ETF Upgrader Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the ETF Upgrader Fund’s operating expenses remain the same (taking into account the Expense Cap in the first year only).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
FundX ETF Upgrader Fund Investor Class	153	735	1,343	2,989

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000811030_SupplementTextBlock
FundX Investment Group

Supplement dated September 13, 2013 to the

Prospectus dated May 31, 2013, and the Statement of Additional Information (“SAI”) dated May 31, 2013

Effective August 31, 2013, the Board of Trustees has approved a reduction in the expense limitation from 1.50% to 1.25% of average daily net assets for the following Funds:

FundX Upgrader Fund – FUNDX

FundX Conservative Upgrader Fund – RELAX

FundX Aggressive Upgrader Fund – HOTFX

FundX ETF Aggressive Upgrader Fund – UNBOX

FundX ETF Upgrader Fund – REMIX

FundX Tactical Upgrader Fund – TACTX

FundX Tactical Total Return Fund – TOTLX

Accordingly, the fees and expenses tables for each of the Funds listed above have been revised to include the new Expense Caps.

The following section replaces the information on page 21 of the Prospectus:

Risk/Return [Heading]	rr_RiskReturnHeading	FundX ETF Upgrader Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the ETF Upgrader Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-01-31
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the ETF Upgrader Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the ETF Upgrader Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the ETF Upgrader Fund’s operating expenses remain the same (taking into account the Expense Cap in the first year only).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_Component1OtherExpensesOverAssets	1.50%	[1]
Sub-Total Annual Fund Operating Expenses	rr_OtherExpensesOverAssets	2.50%	[1]
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.75%	[1]
Expense Reduction/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.25%)	[1]
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement	rr_NetExpensesOverAssets	1.50%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	735
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,343
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,989

[1]	FundX Investment Group (the "Advisor") has contractually agreed to reduce its fees and/or pay the ETF Upgrader Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses After Expense Reduction/Reimbursement for shares of the ETF Upgrader Fund to 1.25% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect indefinitely and at least until January 31, 2015. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.
[2]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

FundX Tactical Upgrader Fund
FundX Tactical Upgrader Fund
FundX Investment Group

Supplement dated September 13, 2013 to the

Prospectus dated May 31, 2013, and the Statement of Additional Information (“SAI”) dated May 31, 2013

Effective August 31, 2013, the Board of Trustees has approved a reduction in the expense limitation from 1.50% to 1.25% of average daily net assets for the following Funds:

FundX Upgrader Fund – FUNDX

FundX Conservative Upgrader Fund – RELAX

FundX Aggressive Upgrader Fund – HOTFX

FundX ETF Aggressive Upgrader Fund – UNBOX

FundX ETF Upgrader Fund – REMIX

FundX Tactical Upgrader Fund – TACTX

FundX Tactical Total Return Fund – TOTLX

Accordingly, the fees and expenses tables for each of the Funds listed above have been revised to include the new Expense Caps.

The following section replaces the information on page 25 of the Prospectus:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Tactical Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		FundX Tactical Upgrader Fund
Management Fee	[1]	1.00%
Distribution (Rule 12b-1) Fees	[1]	none
Other Expenses	[1]	0.36%
Sub-Total Annual Fund Operating Expenses	[1]	1.36%
Acquired Fund (Underlying Fund) Fees and Expenses	[1][2]	0.14%
Total Annual Fund Operating Expenses	[1]	1.50%
Expense Reduction/Reimbursement	[1]	(0.11%)
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement	[1]	1.39%
[1]	FundX Investment Group (the "Advisor") has contractually agreed to reduce its fees and/or pay the Tactical Upgrader Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses After Expense Reduction/Reimbursement for shares of the Tactical Upgrader Fund to 1.25% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect indefinitely and at least until January 31, 2015. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.
[2]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Tactical Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Tactical Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Tactical Fund’s operating expenses remain the same (taking into account the Expense Cap in the first year only).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
FundX Tactical Upgrader Fund	142	465	812	1,791

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000811030_SupplementTextBlock
FundX Investment Group

Supplement dated September 13, 2013 to the

Prospectus dated May 31, 2013, and the Statement of Additional Information (“SAI”) dated May 31, 2013

Effective August 31, 2013, the Board of Trustees has approved a reduction in the expense limitation from 1.50% to 1.25% of average daily net assets for the following Funds:

FundX Upgrader Fund – FUNDX

FundX Conservative Upgrader Fund – RELAX

FundX Aggressive Upgrader Fund – HOTFX

FundX ETF Aggressive Upgrader Fund – UNBOX

FundX ETF Upgrader Fund – REMIX

FundX Tactical Upgrader Fund – TACTX

FundX Tactical Total Return Fund – TOTLX

Accordingly, the fees and expenses tables for each of the Funds listed above have been revised to include the new Expense Caps.

The following section replaces the information on page 25 of the Prospectus:

Risk/Return [Heading]	rr_RiskReturnHeading	FundX Tactical Upgrader Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Tactical Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-01-31
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Tactical Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Tactical Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Tactical Fund’s operating expenses remain the same (taking into account the Expense Cap in the first year only).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
FundX Tactical Upgrader Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_Component1OtherExpensesOverAssets	0.36%	[1]
Sub-Total Annual Fund Operating Expenses	rr_OtherExpensesOverAssets	1.36%	[1]
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%	[1]
Expense Reduction/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement	rr_NetExpensesOverAssets	1.39%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	142
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	465
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	812
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,791

[1]	FundX Investment Group (the "Advisor") has contractually agreed to reduce its fees and/or pay the Tactical Upgrader Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses After Expense Reduction/Reimbursement for shares of the Tactical Upgrader Fund to 1.25% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect indefinitely and at least until January 31, 2015. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.
[2]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

FundX Tactical Total Return Fund
FundX Tactical Total Return Fund
FundX Investment Group

Supplement dated September 13, 2013 to the

Prospectus dated May 31, 2013, and the Statement of Additional Information (“SAI”) dated May 31, 2013

Effective August 31, 2013, the Board of Trustees has approved a reduction in the expense limitation from 1.50% to 1.25% of average daily net assets for the following Funds:

FundX Upgrader Fund – FUNDX

FundX Conservative Upgrader Fund – RELAX

FundX Aggressive Upgrader Fund – HOTFX

FundX ETF Aggressive Upgrader Fund – UNBOX

FundX ETF Upgrader Fund – REMIX

FundX Tactical Upgrader Fund – TACTX

FundX Tactical Total Return Fund – TOTLX

Accordingly, the fees and expenses tables for each of the Funds listed above have been revised to include the new Expense Caps.

The following section replaces the information on page 29 of the Prospectus:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Tactical Total Return Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		FundX Tactical Total Return Fund
Management Fee	[1]	1.00%
Distribution (Rule 12b-1) Fees	[1]	none
Other Expenses	[1]	1.21%
Sub-Total Annual Fund Operating Expenses	[1]	2.21%
Acquired Fund (Underlying Fund) Fees and Expenses	[1][2]	0.28%
Total Annual Fund Operating Expenses	[1]	2.49%
Expense Reduction/Reimbursement	[1]	(0.96%)
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement	[1]	1.53%
[1]	FundX Investment Group (the "Advisor") has contractually agreed to reduce its fees and/or pay the Tactical Total Return Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses After Expense Reduction/Reimbursement for shares of the Tactical Total Return Fund to 1.25% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect indefinitely and at least until January 31, 2015. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.
[2]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Tactical Total Return Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Tactical Total Return Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Tactical Total Return Fund’s operating expenses remain the same (taking into account the Expense Cap in the first year only).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
FundX Tactical Total Return Fund	156	684	1,239	2,754

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000811030_SupplementTextBlock
FundX Investment Group

Supplement dated September 13, 2013 to the

Prospectus dated May 31, 2013, and the Statement of Additional Information (“SAI”) dated May 31, 2013

Effective August 31, 2013, the Board of Trustees has approved a reduction in the expense limitation from 1.50% to 1.25% of average daily net assets for the following Funds:

FundX Upgrader Fund – FUNDX

FundX Conservative Upgrader Fund – RELAX

FundX Aggressive Upgrader Fund – HOTFX

FundX ETF Aggressive Upgrader Fund – UNBOX

FundX ETF Upgrader Fund – REMIX

FundX Tactical Upgrader Fund – TACTX

FundX Tactical Total Return Fund – TOTLX

Accordingly, the fees and expenses tables for each of the Funds listed above have been revised to include the new Expense Caps.

The following section replaces the information on page 29 of the Prospectus:

Risk/Return [Heading]	rr_RiskReturnHeading	FundX Tactical Total Return Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Tactical Total Return Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-01-31
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Tactical Total Return Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Tactical Total Return Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Tactical Total Return Fund’s operating expenses remain the same (taking into account the Expense Cap in the first year only).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
FundX Tactical Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_Component1OtherExpensesOverAssets	1.21%	[1]
Sub-Total Annual Fund Operating Expenses	rr_OtherExpensesOverAssets	2.21%	[1]
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.49%	[1]
Expense Reduction/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.96%)	[1]
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement	rr_NetExpensesOverAssets	1.53%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	156
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	684
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,239
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,754

[1]	FundX Investment Group (the "Advisor") has contractually agreed to reduce its fees and/or pay the Tactical Total Return Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses After Expense Reduction/Reimbursement for shares of the Tactical Total Return Fund to 1.25% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect indefinitely and at least until January 31, 2015. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.
[2]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 31, 2013